Details of Significant Accounts - Share capital (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) Vote $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares
Share capital
Authorized capital | $	$ 82,000	$ 82,000	$ 82,000
Number of shares authorised		820,000,000	820,000,000
Shares reserved for employee stock options	30,000,000	45,000,000	45,000,000
Capital stock | $	$ 11,826	$ 30,152	$ 29,840
Number of shares of ordinary stock		301,521,000	298,397,000
Ordinary Shares, (in dollars) par value per share | $ / shares	$ 0.1		$ 0.1
Number of Class B Ordinary Share convertible into Class A Ordinary Share	1
Perfect Class A Ordinary Shares
Share capital
Number of shares authorised	700,000,000
Capital stock | $	$ 10,147
Number of shares of ordinary stock	101,475,000
Ordinary Shares, (in dollars) par value per share | $ / shares	$ 0.1	$ 0.1
Number of votes per share | Vote	1
Perfect Class B Ordinary Shares
Share capital
Number of shares authorised	90,000,000
Capital stock | $	$ 1,679
Number of shares of ordinary stock	16,789,000
Ordinary Shares, (in dollars) par value per share | $ / shares	$ 0.1	$ 0.1
Number of votes per share | Vote	10